Earnings per ordinary share - Summary of earnings per ordinary share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amount
Basic earnings	€ 2,250	€ 3,903	€ 4,761
Basic earnings from continuing operations, amount	2,250	3,903	4,761
Diluted earnings, amount	2,250	3,903	4,761
Diluted earnings from continuing operations, amount	€ 2,250	€ 3,903	€ 4,761
Weighted average number of ordinary shares outstanding during the period
Basic earnings	3,898.9	3,894.8	3,888.9
Stock option and share plans	2.2	0.5	1.5
Total effect of dilutive instruments	2.2	0.5	1.5
Diluted earnings	3,901.1	3,895.3	3,890.4
Per ordinary share
Basic earnings	€ 0.58	€ 1	€ 1.22
Basic earnings from continuing operations	0.58	1	1.22
Diluted earnings	0.58	1	1.22
Diluted earnings from continuing operations	€ 0.58	€ 1	€ 1.22